UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: October 31, 2012

Item 1. Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND

ANNUAL REPORT TO SHAREHOLDERS

October 31, 2012

This information must be preceded or

accompanied by a current prospectus.

Investors should read the prospectus carefully

before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The total net of fee return of the LSV Value Equity Fund, the benchmark Russell 1000 Value Index and S&P 500 Index for the fiscal year, trailing three-years, five-years, and ten-years as of October 31, 2012 were as follows (* denotes annualized periods):

Fund:	12 Months Ended 10/31/12	3 Years Ended 10/31/12*	5 Years Ended 10/31/12*	10 years Ended 10/13/12*
LSV Value Equity Fund	17.64%	11.26%	-1.94%	7.67%
Benchmark:

Russell 1000 Value Index	16.89	12.82	-1.00	7.34
Broad Market:
S&P 500 Index	15.21	13.21	0.36	6.91

In our 2012 Semi-Annual Report, we highlighted the difficult environment for “value” investors that had existed since the middle of 2007. When classifying stocks based on book-to-market ratios, we have observed only 18 year-ends since 1927 where value lagged growth in the trailing 3 years (as was the case at the end of 2011). In 15 out of 18 cases, the subsequent year saw sizeable rebounds for value stocks that carried on for at least another 2 years. On average, the positive spread for value versus their growth counterparts tripled relative to the long-term historical average in the first year of a new value cycle and doubled over the subsequent 3 years. Given this evidence, we were cautiously optimistic about an improved environment for our deep value approach. While the underperformance of U.S. large-cap value (relative to U.S. large cap growth) stocks continued into mid-2012, we are encouraged that value stocks have rebounded in recent months, which has resulted in improved relative performance. The trailing 3-month net of fee return for the portfolio is 7.2% vs. 4.9% for the Russell 1000 Value Index and 3.0% for the S&P 500.

For the trailing 1-year period, attribution suggests the portfolio’s deeper value bias had a neutral effect on relative performance while the portfolio’s smaller size bias detracted slightly. Sector bets are constrained at +/- 5% relative to the benchmark and usually have a minimal impact; however, an overweight to the Technology sector detracted about 1% as it was the worst performing sector in the period and the only one to generate a negative return. Stock selection was overall very strong as holdings performed particularly well in the Energy, Financials and Health Care sectors.

The portfolio’s most significant sector exposure on a relative basis is to the Technology sector and most significant underweights are to the Utilities, Telecom and Consumer Staples sectors. The Utilities, Telecom and Staples sectors are trading at historic premiums as investors have sought out perceived safety in higher yielding stocks. With low or negative expected growth in EPS in these sectors, it is safe to say that fear rather than expectations of growth is behind the higher multiples currently awarded to defensive sectors.

The portfolio is trading at 9.9x forward earnings, compared to 13.6x for the Russell 1000 Value benchmark, 1.2x book compared to 1.5x, and 5.9x cash flow compared to 8.0x. These valuations remain encouraging as the portfolio is trading at compelling levels both on an absolute and relative basis. The objective of the model is to pick undervalued and out of favor stocks with high near-term appreciation potential and as a result, the portfolio always maintains a smaller size bias relative to the benchmark Russell 1000 Value Index. Currently the average weighted market cap of the portfolio is $64.5 billion vs. $92.0 billion for the Russell 1000 Value Index.

Our assets under management, ownership structure and team remain stable. As always, we are committed to a consistent application of our investment process and research agenda as part of an ongoing effort to enhance our quantitative model and add value for our clients.

The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance. It is not possible to invest directly in an index.

Comparison of Change in the Value of a $10,000 Investment in the

LSV Value Equity Fund versus the Russell 1000 Value Index

	Average Annual Total Return for periods ended October 31, 2012(1)
	One Year Return	Three Year Return	Five Year Return	Ten Year Return
LSV Value Equity Fund	17.64%	11.26%	(1.94)%	7.67%
Russell 1000 Value Index	16.89%	12.82%	(1.00)%	7.34%

(1)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance does not guarantee future results. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Fee waivers were in effect previously, if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	See definition of comparative index on page 2.

October 31, 2012

Sector Weightings (Unaudited)†:

† Percentages are based on total investments.

Schedule of Investments

LSV Value Equity Fund	Shares	Value (000)

Common Stock (99.6%)
Aerospace & Defense (3.6%)
Engility Holdings*	29,416	$559
Exelis	122,000	1,349
L-3 Communications Holdings, Cl 3	157,000	11,587
Northrop Grumman	183,100	12,577
Raytheon	175,100	9,904

		35,976

Agricultural Operations (0.6%)
Archer-Daniels-Midland	240,000	6,442

Agricultural Products (0.8%)
Ingredion	125,000	7,682

Aircraft (0.8%)
Lockheed Martin	83,000	7,775

Apparel/Textiles (0.6%)
Jones Group	518,600	6,125

Asset Management & Custody Banks (2.0%)
Ameriprise Financial	212,400	12,398
State Street	152,200	6,783

		19,181

Automotive (2.2%)
Autoliv	130,300	7,505
Ford Motor	642,300	7,168
TRW Automotive Holdings*	150,900	7,019

		21,692

Banks (10.3%)
Bank of America	1,293,600	12,056
Fifth Third Bancorp	431,300	6,267
Huntington Bancshares	1,094,900	6,996
JPMorgan Chase	659,800	27,501
Keycorp	511,600	4,308
PNC Financial Services Group	169,600	9,869

	Shares	Value (000)

Banks (continued)
Regions Financial	625,300	$4,077
SunTrust Banks	141,450	3,847
Wells Fargo	820,300	27,636

		102,557

Biotechnology (1.6%)
Amgen	143,600	12,428
United Therapeutics*	84,149	3,843

		16,271

Broadcasting, Newspapers & Advertising (0.4%)
Sinclair Broadcast Group, Cl A	330,500	4,164

Chemicals (1.9%)
Ashland	72,700	5,173
Dow Chemical	122,400	3,586
Eastman Chemical	165,600	9,810

		18,569

Commercial Printing (1.2%)
Deluxe	241,434	7,608
RR Donnelley & Sons	426,200	4,270

		11,878

Commodity Chemicals (0.4%)
Cabot	114,400	4,091

Computer & Electronics Retail (0.1%)
RadioShack	350,600	785

Computers & Services (2.6%)
Hewlett-Packard	383,700	5,314
Seagate Technology	376,900	10,297
United Online	334,100	1,791
Western Digital	235,400	8,058

		25,460

Construction & Engineering (0.8%)
EMCOR Group	181,100	5,824
Tutor Perini*	240,800	2,442

		8,266

Drug Retail (1.6%)
CVS Caremark	186,100	8,635
Walgreen	205,600	7,243

		15,878

Electrical Services (2.8%)
American Electric Power	200,400	8,906
Entergy	140,400	10,190
Public Service Enterprise Group	288,300	9,237

		28,333

Fertilizers & Agricultural Chemicals (0.7%)
CF Industries Holdings	31,700	6,504

The accompanying notes are an integral part of the financial statements.

Schedule of Investments October 31, 2012

LSV Value Equity Fund	Shares	Value (000)

Financial Services (4.3%)
Capital One Financial	92,700	$5,578
Citigroup	443,700	16,590
Discover Financial Services	162,300	6,654
Goldman Sachs Group	86,200	10,550
Morgan Stanley	200,300	3,481

		42,853

Food, Beverage & Tobacco (0.8%)
Supervalu	595,800	1,853
Tyson Foods, Cl A	366,800	6,166

		8,019

Gas/Natural Gas (0.8%)
Atmos Energy	87,900	3,162
UGI	140,300	4,530

		7,692

General Merchandise Stores (1.6%)
Big Lots*	151,200	4,405
Target	173,700	11,073

		15,478

Health Care Equipment (2.2%)
Baxter International	182,200	11,411
Medtronic	122,800	5,106
Zimmer Holdings	87,400	5,612

		22,129

Household Products, Furniture & Fixtures (1.2%)
Whirlpool	124,700	12,181

Insurance (10.2%)
Aetna	259,700	11,349
Allstate	375,100	14,997
American Financial Group	248,300	9,634
Assurant	143,600	5,430
Chubb	55,900	4,303
CIGNA	77,800	3,968
Genworth Financial, Cl A*	408,200	2,433
Hartford Financial Services Group	189,300	4,110
Lincoln National	301,500	7,474
Magellan Health Services*	106,300	5,331
MetLife	151,600	5,380
Prudential Financial	194,200	11,079
Stancorp Financial Group	126,700	4,352
Travelers	162,700	11,542

		101,382

IT Consulting & Other Services (0.5%)
SAIC	440,300	4,839

Machinery (2.9%)
AGCO*	185,400	8,438
Caterpillar	89,500	7,590
Deere	145,800	12,457

		28,485

	Shares	Value (000)

Office Electronics (0.5%)
Xerox	725,800	$4,674

Office Equipment (0.0%)
Steelcase, Cl A	24,700	247

Oil & Gas Equipment & Services (0.4%)
McDermott International*	361,100	3,867

Petroleum & Fuel Products (16.5%)
Chevron	351,100	38,695
ConocoPhillips	360,700	20,866
Exxon Mobil	418,700	38,173
Marathon Oil	368,900	11,089
Marathon Petroleum	304,100	16,704
Nabors Industries*	295,900	3,992
Phillips 66	227,600	10,734
Stone Energy*	225,900	5,329
Tesoro	183,300	6,912
Valero Energy	395,200	11,500

		163,994

Petroleum Refining (0.7%)
Hess	135,700	7,092

Pharmaceuticals (6.6%)
Abbott Laboratories	133,000	8,714
Endo Health Solutions*	162,000	4,643
Merck	451,600	20,607
Pfizer	1,259,200	31,316

		65,280

Printing & Publishing (2.1%)
AH Belo, Cl A	323,300	2,418
American Greetings, Cl A	301,400	5,175
Gannett	429,200	7,254
Lexmark International, Cl A	273,300	5,810

		20,657

Reinsurance (1.9%)
Everest Re Group	99,600	11,061
Validus Holdings	223,200	7,990

		19,051

Retail (3.3%)
Kohl’s	190,000	10,123
Kroger	515,200	12,993
Safeway	579,300	9,449

		32,565

Semi-Conductors/Instruments (2.0%)
Intel	699,000	15,116
Sanmina-SCI*	118,523	1,054
Vishay Intertechnology*	504,900	4,180

		20,350

Steel & Steel Works (1.1%)
Reliance Steel & Aluminum	104,400	5,673
Steel Dynamics	396,900	5,021

		10,694

The accompanying notes are an integral part of the financial statements.

Schedule of Investments October 31, 2012

LSV Value Equity Fund	Shares/ Face Amount (000)	Value (000)

Technology Distributors (0.5%)
Insight Enterprises*	329,100	$5,321

Telephones & Telecommunications (4.5%)
Arris Group*	232,500	3,195
AT&T	240,600	8,322
Cisco Systems	946,700	16,226
Corning	707,800	8,317
Harris	184,600	8,451

		44,511

Total Common Stock (Cost $976,478)		988,990

Repurchase Agreement (0.3%)
Morgan Stanley 0.060%, dated 10/31/12, to be repurchased on 11/01/2012, repurchase price $2,886,659 (collateralized by a U.S. Treasury Bond, par value $2,619,985, 0.750%, 02/15/2042; with total market value $2,944,389)	$2,887	2,887

Total Repurchase Agreement (Cost $2,887)		2,887

Total Investments – 99.9% (Cost $979,365)		$991,877

Percentages are based on Net Assets of $993,106 (000).

*	Non-income producing security.

Cl	Class

The following is a summary of the inputs used as of October 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$988,990	$—	$—	$988,990
Repurchase Agreement	—	2,887	—	2,887
Total Investments in Securities	$988,990	$2,887	$—	$991,877

For the year ended October 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. During the year ended October 31, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000)

October 31, 2012

	LSV Value Equity Fund
Assets:
Investments at Value (Cost $979,365)	$991,877
Receivable for Capital Shares Sold	13,572
Dividends and Interest Receivable	838
Prepaid Expenses	9
Total Assets	1,006,296
Liabilities:
Payable for Investment Securities Purchased	11,642
Payable for Capital Shares Redeemed	855
Payable due to Investment Adviser	468
Payable due to Administrator	58
Payable due to Trustees	9
Payable due to Chief Compliance Officer	4
Other Accrued Expenses	154
Total Liabilities	13,190
Net Assets	$993,106

Net Assets Consist of:
Paid-in Capital	$1,263,215
Undistributed Net Investment Income	16,662
Accumulated Net Realized Loss on Investments	(299,283)
Net Unrealized Appreciation on Investments	12,512
Net Assets	$993,106

Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	65,648,722	(1)
Net Asset Value, Offering and Redemption Price Per Share	$15.13

(1)	Shares have not been rounded.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000)

For the year ended October 31, 2012

LSV Value Equity Fund
Investment Income:
Dividend Income	$30,879
Interest Income	1
Total Investment Income	30,880
Expenses:
Investment Advisory Fees	6,482
Administration Fees	790
Trustees’ Fees	31
Chief Compliance Officer Fees	12
Professional Fees	116
Transfer Agent Fees	104
Custodian Fees	89
Printing Fees	58
Registration and Filing Fees	24
Insurance and Other Fees	42
Total Expenses	7,748
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	7,748
Net Investment Income	23,132
Net Realized Loss on Investments(1)	(36,625)
Net Change in Unrealized Appreciation (Depreciation) on Investments	197,977
Net Realized and Unrealized Gain on Investments	161,352
Net Increase in Net Assets Resulting from Operations	$184,484

(1)	Includes realized gain of $5,438 ($ Thousands) due to in-kind redemptions (see note 9).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000)

For the years ended October 31,

	LSV Value Equity Fund
	2012		2011
Operations:
Net Investment Income	$23,132		$27,806
Net Realized Gain/(Loss) on Investments	(36,625)		22,974
Net Change in Unrealized Appreciation (Depreciation) on Investments	197,977		20,219
Net Increase in Net Assets Resulting from Operations	184,484		70,999
Dividends and Distributions:
Net Investment Income	(28,542)		(28,873)
Total Dividends and Distributions	(28,542)		(28,873)
Capital Share Transactions:
Issued	167,984		323,443
Reinvestment of Dividends and Distributions	25,373		26,333
Redeemed	(804,262	)(1)	(751,148)
Net Decrease in Net Assets Derived from Capital Share Transactions	(610,905)		(401,372)
Total Decrease in Net Assets	(454,963)		(359,246)
Net Assets:
Beginning of Year	1,448,069		1,807,315
End of Year (including undistributed net investment income of $16,662 and $22,072, respectively)	$993,106		$1,448,069

Shares Transactions:
Issued	11,984		23,849
Reinvestment of Dividends and Distributions	1,938		1,941
Redeemed	(58,496	)(1)	(55,133)
Net Decrease in Shares Outstanding from Share Transactions	(44,574)		(29,343)

(1)	Includes redemptions as a result of an in-kind transfer of securities (see note 9).

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a Share Outstanding Throughout Each Year

For the Years Ended October 31,

	Net Asset Value Beginning of Year	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Year	Total Return†	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

LSV Value Equity Fund
2012	$13.14	$0.27	$2.00	$2.27	$(0.28)	$—	$(0.28)	$15.13	17.64%	$993,106	0.66%	1.96%	10%
2011	12.95	0.21	0.19	0.40	(0.21)	—	(0.21)	13.14	3.05	1,448,069	0.64	1.52	19
2010	11.66	0.25	1.32	1.57	(0.28)	—	(0.28)	12.95	13.62	1,807,315	0.63	1.98	24
2009	10.87	0.26	0.91	1.17	(0.38)	—	(0.38)	11.66	11.38	1,592,705	0.65	2.56	27
2008	19.91	0.37	(7.98)	(7.61)	(0.35)	(1.08)	(1.43)	10.87	(40.90)	1,611,099	0.64	2.38	25

†	Total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements October 31, 2012

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the LSV Value Equity Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last reported sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2012, there were no securities valued in accordance with Fair Value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 – Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Notes to Financial Statements October 31, 2012

Effective May 1, 2012, the Fund adopted Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The adoption of ASU 2011-04 had no impact on the Fund’s net assets.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2012, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2012, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Fund did not incur any interest or penalties.

Security Transactions and Investment Income —Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders —Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the

Notes to Financial Statements October 31, 2012

“Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The LSV Funds (the “Funds”) and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds’ first $1 billion of average daily net assets; 0.06% of the Funds’ average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds’ average daily net assets between $1.5 billion and $3 billion; and 0.035% of the Funds’ average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional share class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the year ended October 31, 2012, the Fund earned $25 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and LSV Asset Management (the “Adviser”) are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.55% of the Fund’s average daily net assets.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2012, were as follows (000):

Purchases
Other	$116,218
Sales
Other	$724,050

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to (from) the in-kind transfer of securities (see note 9) the following accounts (000):

Decrease Undistributed Accumulated Net Realized Gain	Increase Paid in Capital
$(5,438)	$5,438

These reclassifications had no impact on the net assets or the net asset value of the fund.

The tax character of dividends and distributions paid during the years ended October 31, 2012 and 2011 was as follows (000):

Ordinary Income
2012	$28,542
2011	28,873

As of October 31, 2012, the components of accumulated losses on a tax basis were as follows (000):

Undistributed Ordinary Income	$16,660
Capital Loss Carryforward	(285,103)
Unrealized Depreciation	(1,666)

Total Accumulated Losses	$(270,109)

Notes to Financial Statements October 31, 2012

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward a maximum of eight years and applied against future capital gains as follows (000):

Expires 10/31/16	Expires 10/31/17	Expires 10/31/18	Expires 10/31/19	Total
$60,498	$176,168	$4,429	$178	$241,273

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Capital loss carry forwards under the new provision are as follows:

Short-Term Loss	Long-Term Loss	Total
$—	$43,830	$43,830

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2012, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
$993,543	$165,514	$(167,180)	$(1,666)

8.	Other:

At October 31, 2012, 36% of total shares outstanding were held by two record shareholders. These shareholders were comprised of an omnibus account that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.	In-Kind Transfer of Securities:

During the year ended October 31, 2012, the Fund redeemed shares of beneficial interest in exchange for securities and cash as follows:

Date of Redemption	Shares Redeemed(1)	Value of Investment Securities and Cash (000)	Realized Gain (000)
4/30/2012	2,607,226	$37,836	$5,438

(1)	Shares have not been rounded.

10.	Recent Accounting Pronouncement:

In December 2011, the Financial Accounting Standards Board issued a further update to the guidance “Balance Sheet — Disclosures about Offsetting Assets and Liabilities”. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of this update and its impact on the financial statements has not been determined.

11.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Advisors’ Inner Circle Fund

and Shareholders of LSV Value Equity Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the LSV Value Equity Fund (one of the series constituting The Advisors’ Inner Circle Fund (the “Trust”)) as of October 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the LSV Value Equity Fund of The Advisors’ Inner Circle Fund at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 27, 2012

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return.  This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return.  This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 05/01/12	Ending Account Value 10/31/12	Annualized Expense Ratios	Expenses Paid During Period*
LSV Value Equity Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,042.70	0.66%	$3.40

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,021.88	0.66%	$3.36

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-FUND-LSV. The following chart lists Trustees and Officers as of October 31, 2012.

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member[5]
INTERESTED BOARD MEMBERS[3,4]
ROBERT A. NESHER 66 yrs. old	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President and Director of SEI Structured Credit Fund, LP. President and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to present. President and Director of SEI Opportunity Fund, L.P. to 2010.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust and New Covenant Funds, President and Director of SEI Structured Credit Fund, L.P. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments — Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010.

WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 72 yrs. old	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust, Adviser Managed Trust and New Covenant Funds. Director of SEI Alpha Strategy Portfolios, LP. Director of SEI Investments (Europe), Limited, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd., SEI Global Nominee Ltd. and SEI Investments — Unit Trust Management (UK) Limited. Director of the Distributor since 2003.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

4	Board Members oversee 45 funds in The Advisors’ Inner Circle Fund.

5	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member[4]
INDEPENDENT BOARD MEMBERS[3]
CHARLES E. CARLBOM 78 yrs. old	Trustee (Since 2005)	Self-Employed Business Consultant, Business Projects Inc. since 1997.	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments — Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP.
JOHN K. DARR 68 yrs. old	Trustee (Since 2008)	Retired. CEO, Office of Finance, Federal Home Loan Bank, from 1992 to 2007.	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds. Director, Federal Home Loan Bank of Pittsburgh. Director, Manna, Inc. (non-profit developer of affordable housing for ownership). Director, Meals on Wheels, Lewes/Rehoboth Beach, DE.
JOSEPH T. GRAUSE JR. 60 yrs. old	Trustee (Since 2011)	Self-employed consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., February 2010 to May 2011; Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., May 2007 to February 2010; Country Manager — Morningstar UK Limited, Morningstar, Inc., June 2005 to May 2007.	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.
MITCHELL A. JOHNSON 70 yrs. old	Trustee (Since 2005)	Retired. Private investor and self-employed consultant (strategic investments) since 1994.

Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997. Trustee, Citizens Funds (1998–2006). Director, The FBR Rushmore Funds (2002–2005). Trustee, Diversified Investors Portfolios (2006–2008).

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Board Members oversee 45 funds in The Advisors’ Inner Circle Fund.

4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member/Officer[4]
INDEPENDENT BOARD MEMBERS[3] (continued)
BETTY L. KRIKORIAN 69 yrs. old	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. since 2008. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.
BRUCE R. SPECA 56 yrs. old	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), June 2010 to May 2011; Executive Vice President — Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), June 2003 to June 2010.	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.
JAMES M. STOREY 81 yrs. old	Trustee (Since 1994)	Attorney, Solo Practitioner since 1994.	Trustee/Director of The Advisors’ Inner Circle Fund II, Bishop Street Funds, U.S. Charitable Gift Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.
GEORGE J. SULLIVAN, JR. 69 yrs. old	Trustee Lead Independent Trustee (Since 1999)	Retired since January 2012. Self-employed Consultant, Newfound Consultants Inc. April 1997 to December 2011.

Current Directorships: Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP and Adviser Managed Trust; member of the independent review committee for SEI’s Canadian-registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010.

OFFICERS
MICHAEL BEATTIE 47 yrs. old	President (Since 2011)	Director of Client Service at SEI from 2004 to 2011. Vice President at SEI from 2009 to November 2011.	None.
MICHAEL LAWSON 52 yrs. old	Treasurer, Controller and Chief Financial Officer (Since 2005)	Director, SEI Investments, Fund Accounting since July 2005. Manager, SEI Investments, Fund Accounting at SEI Investments AVP from April 1995 to February 1998 and November 1998 to July 2005.	None.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust

3	Board Members oversee 45 funds in The Advisors’ Inner Circle Fund.

4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Officer
OFFICERS (continued)
RUSSELL EMERY 49 yrs. old	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust since March 2006.	None.
DIANNE M. SULZBACH 35 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.	None
TIMOTHY D. BARTO 44 yrs. old	Vice President and Assistant Secretary (Since 1999)	General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI Investments since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor, and Vice President of the Distributor from 1999 to 2003.	None.
KERI ROHN 32 yrs. old	Privacy Officer (Since 2009) AML Officer (Since 2011)	Compliance Officer at SEI Investments since 2003.	None.
JOHN MUNCH 41 yrs. old	Vice President and Assistant Secretary (since 2012)	Attorney — SEI Investments Company since 2001	None.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust

NOTICE TO SHAREHOLDERS

OF

LSV VALUE EQUITY FUND

(Unaudited)

For shareholders that do not have an October 31, 2012 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2012, the Fund is designating the following items with regard to distributions paid during the year.

Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Dividends Qualifying For Corporate Dividends Receivable Deduction(1)	Qualifying Dividend Income(2)	Interest Related Dividends(3)	Short-Term Capital Gain Dividends(4)
0%	100%	100%	100%	100%	0.00%	0%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3)	The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors.

(4)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2012. Complete information will be computed and reported in conjunction with your 2012 Form 1099-DIV.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Value Equity Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-Fund-LSV and (ii) on the Commission’s website at http://www.sec.gov.

LSV-AR-004-1400

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2012			2011
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$250,692	$0	$0	$209,462	$0	$0
(b)	Audit-Related Fees	$12,000	$0	$0	$11,286	$0	$0
(c)	Tax Fees	$55,000	$0	$0	$56,000	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2012			2011
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$406,500	N/A	N/A	$341,200	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$11,292	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2012			2011
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$120,000	N/A	N/A	N/A	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$69,000	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2012	2011
Audit-Related Fees	5%	4%
Tax Fees	23%	20%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2012	2011
Audit-Related Fees	0%	0%
Tax Fees	3%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2012	2011
Audit-Related Fees	0%	N/A
Tax Fees	58%	N/A
All Other Fees	0%	N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $29,771,000 and $34,500,000 for 2012 and 2011, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2012 and 2011, respectively.

(g) The aggregate non-audit fees and services billed by D&T for the last two fiscal years were $0 and $0 for 2012 and 2011, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ MICHAEL BEATTIE
Michael Beattie, President
Date: January 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ MICHAEL BEATTIE
Michael Beattie, President
Date: January 4, 2013

By (Signature and Title)*	/s/ MICHAEL LAWSON
Michael Lawson, Treasurer, Controller & CFO
Date: January 4, 2013

*	Print the name and title of each signing officer under his or her signature.